United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/21

Date of Reporting Period: 06/30/21

Item 1.	Reports to Stockholders

Annual Shareholder Report
June 30, 2021

Bank Loan Core Fund
(formerly, Federated Bank Loan Core Fund)

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Bank Loan Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended June 30, 2021, was 10.50%. The total return for the Credit Suisse Leveraged Loan Index (CSLLI),1 the Fund’s broad-based securities market index, was 11.67% during the same period. The 10.50% total return for the reporting period consisted of 4.48% of taxable dividends and reinvestments and 6.02% increase in the net asset value of the shares. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of CSLLI.
MARKET OVERVIEW
During the reporting period, U.S. leveraged finance markets recovered from the pandemic-induced sell-off and generated positive total returns. This included the U.S. leveraged loan market. Credit spreads moved tighter, and asset prices increased in the U.S. leveraged loan market as prospects for economic recovery and improving credit conditions outweighed lingering uncertainty related to the pandemic. In fact, the spread between the CSLLI and 3-month LIBOR2 (a common benchmark rate for floating rate assets), as measured by a 3-year discount margin, declined from 7.00% at the beginning of the period to 4.43% by the end of the reporting period. The average price of assets in the CSLLI (excluding defaulted constituents) increased from $90.52 to $98.53 during the reporting period. The move higher in asset prices, coupled with the current income stream generated by leveraged loans, produced an attractive total return for investors during the period.
During the reporting period, there were several key factors that drove the recovery rally. Riskier asset classes, including leveraged loans, generated strong absolute returns as signs pointing to a global recovery continued to appear. Investor optimism was stoked by improving business activity data, approval and delivery of highly efficacious vaccines, an accommodative monetary policy framework and rollout of fiscal stimulus packages in the U.S. As companies reported earnings during the reporting period, it became apparent that corporate debt issuers were performing much better than earlier feared across a variety of industry sectors. Leveraged finance investors were encouraged by most debtors’ ability to fortify their liquidity and balance sheets in those sectors that were most negatively impacted by the pandemic. While the issuer default rate moved higher in the aftermath of the initial pandemic shock, it peaked in December 2020 at a level much lower than earlier forecasts and subsided thereafter during the reporting period. From a technical standpoint, the leveraged loan market benefited from an array of liquidity and demand sources, including collateralized loan obligation (CLO) warehouse activity, institutional asset managers and non-traditional credit investors.
With short term rates anchored, the 3-month LIBOR rate ended the reporting period at 0.15%. Given the low short-term rate environment, LIBOR floors were observed on the majority of new leveraged loan issuance during the reporting period. Floor levels on recently syndicated loans typically ranged from 0.50% to 1.00%.
Fund Performance
During the reporting period, the Fund invested in a portfolio that was widely diversified over industry sectors and issuers and was comprised of floating-rate bank loans, corporate bonds, bank loan exchange-traded funds (ETFs), collateralized loan obligations and cash. While the Fund generated a positive total return, relative performance versus the CSLLI was negatively impacted by its position in Cash Equivalents which presented some headwind during a strong rally for risk assets. The Fund’s underweight position (excluding cash equivalents) to the highest quality tier of the market positively impacted performance relative to its CSLLI benchmark as loan issuances rated “BB-“ and “Ba3” and above by Standard and Poor’s and Moody’s Investor Service, respectively, produced lower returns than lower quality tiers of the market. Unfavorable credit selection contribution from the lowest quality tiers of the portfolio and ETF holdings were detractors from relative performance against the CSLLI. In general, the lowest quality tiers of the market, including distressed and commodity-related sectors, were the strongest performers in the market. A specific loan held by the Fund that underperformed the benchmark during the reporting period was Diamond Sports Group, a regional sports media firm. Notable outperformers in the portfolio included: Team Health, a physician outsourcing firm, Mallinckrodt, a pharmaceutical firm undergoing a restructuring process, and certain energy-related bond holdings including Antero and Range Resources.

1
 Please see the footnotes to the line graph below for definitions of, and further information about the CSLLI.
2
 LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market).
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Bank Loan Core Fund (the “Fund’) from June 30, 2011 to June 30, 2021, compared to the Credit Suisse Leveraged Loan Index (CSLLI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT
Growth of $10,000 as of June 30, 2021
Average Annual Total Returns for the Period Ended 6/30/2021
	1 Year	5 Years	10 Years
Fund	10.50%	4.72%	4.61%
CSLLI	11.67%	5.04%	4.52%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 The Fund’s performance assumes the reinvestment of all dividends and distributions. The CSLLI has been adjusted to reflect reinvestment of dividends on securities in the index.
2
 The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At June 30, 2021, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	17.1%
Health Care	13.1%
Media Entertainment	6.6%
Insurance - P&C	5.0%
Chemicals	4.0%
Other[2]	44.4%
Other Security Types[3]	8.6%
Cash Equivalents[4]	5.2%
Other Assets and Liabilities - Net[5]	(4.0)%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Credit Suisse Leveraged
Loan Index (CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Other Security Types consist of exchange-traded funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
June 30, 2021
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—71.9%
		Aerospace/Defense—0.7%
$ 6,982,500		Peraton Corp., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +3.750%), 2/1/2028	$7,014,969
2,592,620		TransDigm, Inc., Term Loan - 1st Lien, Series E, 2.354% (1-month USLIBOR +2.250%), 5/30/2025	2,559,059
3,684,503		TransDigm, Inc., Term Loan - 1st Lien, Series F, 2.354% (1-month USLIBOR +2.250%), 12/9/2025	3,634,320
		TOTAL	13,208,348
		Airlines—0.3%
5,000,000		AAdvantage Loyalty IP Ltd., Term Loan - 1st Lien, 5.500% (3-month USLIBOR +4.750%), 4/20/2028	5,219,075
		Automotive—1.4%
2,000,000		Adient US LLC, Term Loan - 1st Lien, Series B, 3.604% (1-month USLIBOR +3.500%), 4/8/2028	2,003,440
1,040,886		American Axle & Manufacturing, Inc., Term Loan - 1st Lien, Series B, 3.000% (1-month USLIBOR +2.250%), 4/6/2024	1,039,772
7,875,233		Clarios Global LP, Term Loan - 1st Lien, Series B, 3.354% (1-month USLIBOR +3.250%), 4/30/2026	7,818,650
1,550,556		Dana, Inc., Term Loan - 1st Lien, Series B, 2.354% (1-month USLIBOR +2.250%), 2/28/2026	1,549,827
4,831,112		Dexko Global, Inc., Term Loan - 1st Lien, 4.500% (1-month USLIBOR +3.500%), 7/24/2024	4,841,378
4,912,819		Dragon Merger Sub LLC, Term Loan - 2nd Lien, 9.250% (1-month USLIBOR +8.250%), 7/24/2025	4,912,819
2,900,478		TI Group Auto Systems LLC, Term Loan - 1st Lien, Series B, 3.750% (3-month USLIBOR +3.250%), 12/16/2026	2,914,980
1,995,000		Truck Hero, Inc., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +3.750%), 1/31/2028	1,997,873
		TOTAL	27,078,739
		Building Materials—2.0%
1,473,750		Abc Supply Co., Inc., Term Loan - 1st Lien, 2.104% (1-month USLIBOR +2.000%), 1/15/2027	1,465,188
5,309,765		CD&R Waterworks Merger Subsidiary LLC, Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +2.750%), 8/1/2024	5,314,756
3,503,378		CD&R Waterworks Merger Subsidiary LLC, Term Loan - 1st Lien, Series B, 3.750% (3-month USLIBOR +2.750%), 8/1/2024	3,506,671
6,982,500		Cp Atlas Buyer Inc., Term Loan - 1st Lien, Series B, 4.250% (1-month USLIBOR +3.750%), 11/23/2027	6,974,854
7,000,000		Foundation Building Materials, Inc., Term Loan - 1st Lien, 3.750% (3-month USLIBOR +3.250%), 2/3/2028	6,961,360
7,795,434		NCI Building Systems, Inc., Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +3.250%), 4/12/2028	7,806,152
2,500,000		Srs Distribution, Inc., Term Loan, Series B, 4.250% (1-month USLIBOR +3.750%), 6/2/2028	2,501,563
3,980,000		White Cap Buyer LLC, Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +4.000%), 10/19/2027	3,991,980
		TOTAL	38,522,524
		Cable Satellite—2.7%
3,849,697		Altice Financing SA, Term Loan - 1st Lien, Series B, 2.933% (3-month USLIBOR +2.750%), 7/15/2025	3,790,007
3,890,253		Altice US Finance I Corp., Term Loan - 1st Lien, 2.322% (1-month USLIBOR +2.250%), 1/15/2026	3,843,356
1,859,425		Charter Communications Operating LLC, Term Loan - 1st Lien, Series B2, 1.860% (1-month USLIBOR +1.750%), 2/1/2027	1,847,413
1,890,000		CSC Holdings LLC, Term Loan - 1st Lien, Series B1, 2.322% (1-month USLIBOR +2.250%), 7/17/2025	1,868,501
1,956,484		CSC Holdings LLC, Term Loan - 1st Lien, Series B5, 2.572% (1-month USLIBOR +2.500%), 4/15/2027	1,942,329
385,731		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, 5.618% (3-month USLIBOR +5.500%), 7/13/2021	389,108
128,577		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, 6.500% (3-month USLIBOR +5.500%), 7/13/2021	129,703
2,420,407		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, Series B3, 8.000% (PRIME +4.750%), 11/27/2023	2,464,786
1,000,000		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, Series B4, 8.750% (PRIME +5.500%), 1/2/2024	1,020,835
6,829,118		SFR Group SA, Term Loan - 1st Lien, Series B12, 3.871% (3-month USLIBOR +3.687%), 1/31/2026	6,787,290
12,275,000		Telenet Financing USD LLC, Term Loan - 1st Lien, Series AR, 2.072% (1-month USLIBOR +2.000%), 4/30/2028	12,124,631
5,000,000		Upc Financing Partnership, Term Loan - 1st Lien, Series AX, 3.072% (1-month USLIBOR +3.000%), 1/31/2029	4,974,375
5,500,000		Virgin Media Bristol LLC, Term Loan - 1st Lien, Series N, 2.572% (1-month USLIBOR +2.500%), 1/31/2028	5,456,852
6,000,000		Ziggo BV, Term Loan - 1st Lien, Series I, 2.572% (1-month USLIBOR +2.500%), 4/30/2028	5,942,910
		TOTAL	52,582,096
		Chemicals—3.6%
8,000,000		Alpha 3 BV, Term Loan - 1st Lien, Series B, 3.000% (3-month USLIBOR +2.500%), 3/18/2028	7,968,360
1,360,500		Axalta Coating Systems US Holdings, Inc., Term Loan - 1st Lien, Series B3, 1.897% (3-month USLIBOR +1.750%), 6/1/2024	1,353,215
4,000,000		Element Solutions, Inc., Term Loan - 1st Lien, Series B, 2.146%, (3-month USLIBOR +2.000%), 1/31/2026	4,000,020
3,900,525		Element Solutions, Inc., Term Loan - 1st Lien, Series B1, 2.104%, (1-month USLIBOR +2.000%), 1/31/2026	3,900,544
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$ 1,285,768		H.B Fuller Co., Term Loan - 1st Lien, Series B, 2.093% (1-month USLIBOR +2.000%), 10/20/2024	$1,290,229
6,500,000		Herens US Holdco Corp., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.000%), 5/14/2028	6,516,250
4,000,000		Illuminate Merger Sub Corp., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.500%), 6/30/2028	4,007,500
8,000,000		Illuminate Merger Sub Corp., Term Loan - 2nd Lien, 7.250% (3-month USLIBOR + 6.750%), 6/30/2029	8,140,000
3,000,000		Ineos US Petrochem LLC, Term Loan - 1st Lien, Series B, 3.250% (1-month USLIBOR +2.750%), 1/29/2026	2,996,250
3,980,025		Lummus Technology Holdings V LLC, Term Loan - 1st Lien, Series B, 3.604% (1-month USLIBOR +3.500%), 6/30/2027	3,961,538
3,532,506		Messer Industries USA, Inc., Term Loan - 1st Lien, 2.647% (3-month USLIBOR +2.500%), 3/1/2026	3,513,078
3,989,585		Nouryon USA LLC, Term Loan - 1st Lien, Series B, 2.843% (1-month USLIBOR +2.750%), 10/1/2025	3,965,488
618,959		Nouryon USA LLC, Term Loan - 1st Lien, Series B, 5.000% (PRIME +1.750%), 10/1/2025	615,220
5,908,130		Polar US Borrower LLC, Term Loan - 1st Lien, 4.831% (1-month USLIBOR +4.750%), 10/16/2025	5,937,671
30,233		Polar US Borrower LLC, Term Loan - 1st Lien, 4.897% (3-month USLIBOR +4.750%), 10/16/2025	30,384
6,982,500		Potters Borrower Lp, Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.000%), 12/14/2027	7,002,156
560,603		PQ Corp., Term Loan - 1st Lien, Series B, 2.435% (3-month USLIBOR +2.250%), 2/7/2027	559,555
1,000,000		PQ Corp., Term Loan - 1st Lien, Series B, 3.250% (3-month USLIBOR +2.750%), 6/9/2028	1,000,420
4,000,000		PQ Group Holdings, Inc., Term Loan - 1st Lien, 3.250% (3-month USLIBOR +2.750%), 4/30/2028	4,010,000
		TOTAL	70,767,878
		Consumer Cyclical Services—1.6%
15,882,223		Allied Universal Holdco LLC, Term Loan - 1st Lien, Series B, 4.250% (1-month USLIBOR +3.750%), 5/14/2028	15,946,308
4,419,573		Bellring Brands, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 10/21/2024	4,460,741
2,496,523		Garda World Security Corp., Term Loan - 1st Lien, Series B, 4.350% (1-month USLIBOR +4.250%), 10/30/2026	2,511,677
9,000,000		Signal Parent, Inc., Term Loan - 1st Lien, Series B, 4.250% (1-month USLIBOR +3.500%), 4/1/2028	8,853,750
		TOTAL	31,772,476
		Consumer Products—2.3%
4,915,568		BCPE Empire Holdings, Inc., Term Loan - 1st Lien, Series B, 4.104% (1-month USLIBOR +4.000%), 6/12/2026	4,930,929
3,990,000		BCPE Empire Holdings, Inc., Term Loan - 1st Lien, Series B, 5.000% (1-month USLIBOR +4.250%), 6/12/2026	3,999,975
3,990,000		Cnt Holdings I Corp., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 11/8/2027	3,996,544
1,500,000		Cnt Holdings I Corp., Term Loan - 2nd Lien, Series B, 7.500% (3-month USLIBOR +6.750%), 11/6/2028	1,526,250
10,245,245		Diamond BC BV, Term Loan - 1st Lien, 3.185% (2-month USLIBOR +3.000%), 9/6/2024	10,205,699
3,990,000		Energizer Holdings, Inc., Term Loan - 1st Lien, 2.750% (1-month USLIBOR +2.250%), 12/22/2027	3,987,007
634,003		New Constellis Borrower LLC, Term Loan - 2nd Lien, 12.000% (1-month USLIBOR +11.000%), 3/27/2025	529,393
972,500		Ozark Holdings LLC., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 12/16/2027	975,417
4,987,500		Sunshine Luxembourg VII SARL, Term Loan - 1st Lien, Series B3, 4.500% (3-month USLIBOR +3.750%), 10/2/2026	5,012,113
2,980,013		Tosca Services, LLC, Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.500%), 8/18/2027	2,983,738
995,000		Weber-Stephen Products LLC, Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.250%), 10/30/2027	998,109
3,850,000		Welbilt, Inc., Term Loan - 1st Lien, Series B, 2.604% (1-month USLIBOR +2.500%), 10/23/2025	3,825,937
2,493,750		Woof Holdings LLC., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 12/21/2027	2,497,915
500,000		Woof Holdings LLC., Term Loan - 2nd Lien, 8.000% (6-month USLIBOR +7.250%), 12/21/2028	507,293
		TOTAL	45,976,319
		Diversified Manufacturing—1.7%
4,941,222		Aldevron, LLC., Term Loan - 1st Lien, Series B, 4.250% (1-month USLIBOR +3.250%), 10/11/2026	4,948,955
12,504,139		Form Technologies LLC, Term Loan - 1st Lien, Series B, 5.750% (3-month USLIBOR +4.750%), 7/22/2025	12,551,029
987,500		Gardner Denver, Inc., Term Loan - 1st Lien, 1.854% (1-month USLIBOR +1.750%), 2/28/2027	977,354
990,000		Gardner Denver, Inc., Term Loan - 1st Lien, Series B, 2.854% (1-month USLIBOR +2.750%), 2/28/2027	990,515
1,990,587		Gardner Denver, Inc., Term Loan - 1st Lien, Series B2, 1.854% (1-month USLIBOR +1.750%), 2/28/2027	1,970,134
4,377,721		Gates Global LLC, Term Loan - 1st Lien, Series B3, 3.500% (1-month USLIBOR +2.750%), 3/31/2027	4,373,934
2,813,532		Titan Acquisition Ltd., Term Loan - 1st Lien, Series B, 3.166% (6-month USLIBOR +3.000%), 3/28/2025	2,770,583
4,987,500		Watlow Electric Manufacturing Co., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +4.000%), 3/2/2028	5,006,203
		TOTAL	33,588,707
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Financial Institutions—1.0%
$ 3,920,000		Sedgwick Claims Management Services, Inc., Term Loan - 1st Lien, Series B, 3.854% (1-month USLIBOR +3.750%), 9/3/2026	$3,918,648
2,201,475		Sedgwick Claims Management Services, Inc., Term Loan - 1st Lien, Series B3, 5.250% (1-month USLIBOR +4.250%), 9/3/2026	2,210,127
13,182,223		Sedgwick, Inc., Term Loan - 1st Lien, Series B, 3.354% (1-month USLIBOR +3.250%), 12/31/2025	13,056,992
		TOTAL	19,185,767
		Food & Beverage—0.5%
1,975,000		Aramark Services, Inc., Term Loan, Series B4, 1.854% (1-month USLIBOR +1.750%), 1/15/2027	1,955,043
3,000,000		City Brewing Co LLC., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.500%), 4/5/2028	3,018,750
866,288		Reynolds Consumer Products, Inc., Term Loan - 1st Lien, 1.854% (1-month USLIBOR +1.750%), 2/4/2027	860,713
3,341,864		U.S. Foodservice, Inc., Term Loan - 1st Lien, Series B, 1.854% (1-month USLIBOR +1.750%), 6/27/2023	3,314,243
		TOTAL	9,148,749
		Gaming—2.0%
3,179,249		Boyd Gaming Corp., Term Loan - 1st Lien, Series B3, 2.338% (1-week USLIBOR +2.250%), 9/15/2023	3,179,567
3,315,900		Caesars Resort Collection, Term Loan - 1st Lien, Series B, 2.854% (1-month USLIBOR +2.750%), 12/22/2024	3,291,478
4,962,500		Caesars Resort Collection, Term Loan - 1st Lien, Series B1, 4.604% (1-month USLIBOR +4.500%), 7/20/2025	4,984,211
1,738,182		CCM Merger, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 11/4/2025	1,741,988
2,992,500		Churchill Downs, Inc., Term Loan - 1st Lien, Series B1, 2.110% (1-month USLIBOR +2.000%), 3/10/2028	2,973,797
5,566,706		Golden Entertainment, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +3.000%), 10/20/2024	5,549,310
3,000,000		Great Canadian Gaming Corp., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.000%), 11/1/2026	3,008,745
7,000,000		J&J Ventures Gaming LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.000%), 4/7/2028	7,035,000
4,607,964		Penn National Gaming, Inc., Term Loan - 1st Lien, Series B, 2.354% (1-month USLIBOR +2.250%), 10/15/2025	4,599,923
2,715,501		Station Casinos LLC, Term Loan - 1st Lien, Series B, 2.500% (1-month USLIBOR +2.250%), 2/8/2027	2,687,790
		TOTAL	39,051,809
		Health Care—10.7%
9,950,000		Air Medical Group Holdings, Inc., Term Loan - 1st Lien, Series B, 5.750% (3-month USLIBOR +4.750%), 10/2/2025	10,005,969
5,381,730		Air Medical Group Holdings, Inc., Term Loan - 1st Lien, Series B2, 5.250% (6-month USLIBOR +4.250%), 3/14/2025	5,402,854
1,463,468		Avantor, Inc., Term Loan - 1st Lien, Series B3, 3.000% (1-month USLIBOR +2.000%), 11/21/2024	1,466,827
7,960,000		Avantor, Inc., Term Loan - 1st Lien, Series B4, 3.250% (1-month USLIBOR +2.250%), 11/6/2027	7,972,418
4,990,000		Azalea Topco, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 7/25/2026	5,010,783
2,887,500		Carestream Dental LLC, Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 9/1/2024	2,883,905
1,209,858		Carestream Health, Inc., Term Loan - 1st Lien, 7.750% (3-month USLIBOR +6.750%), 5/8/2023	1,214,395
7,623,120		Carestream Health, Inc., Term Loan - 2nd Lien, 13.500% (3-month USLIBOR +4.500% cash pay and +8.000% PIK), 8/5/2023	7,486,552
5,280,120		CHG Healthcare Services, Inc., Term Loan - 1st Lien, Series B, 4.000% (3-month USLIBOR +3.000%), 6/7/2023	5,281,228
2,717,490		CPI Holdco LLC, Term Loan - 1st Lien, 3.854% (1-month USLIBOR +3.750%), 11/4/2026	2,723,564
3,980,000		Curium BidCo S.a r.l., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.250%), 12/2/2027	3,994,925
2,000,000		Curium BidCo S.a r.l., Term Loan - 2nd Lien, 8.500% (3-month USLIBOR +7.750%), 10/27/2028	2,040,000
6,778,793		Elanco Animal Health, Inc., Term Loan - 1st Lien, Series B, 1.842% (1-month USLIBOR +1.750%), 8/1/2027	6,684,907
15,711,085		Endo Luxembourg Finance, Term Loan - 1st Lien, 5.750% (3-month USLIBOR +5.000%), 3/25/2028	15,205,424
8,770,051		Enterprise Merger Sub, Inc., Term Loan - 1st Lien, 3.854% (1-month USLIBOR +3.750%), 10/10/2025	7,536,763
1,562,363		IMS Health, Inc., Term Loan - 1st Lien, Series B1, 1.854% (1-month USLIBOR +1.750%), 3/7/2024	1,555,723
962,500		IMS Health, Inc., Term Loan - 1st Lien, Series B2, 1.854% (1-month USLIBOR +1.750%), 1/17/2025	957,928
2,425,000		IMS Health, Inc., Term Loan - 1st Lien, Series B3, 1.897% (3-month USLIBOR +1.750%), 6/11/2025	2,413,518
2,000,000		MedAssets Software Intermediate Holdings, Inc., Term Loan - 1st Lien, Series B, 4.500% (6-month USLIBOR +3.750%), 1/28/2028	2,001,750
3,852,412		MH Sub I LLC, Term Loan - 1st Lien, 3.604% (1-month USLIBOR +3.500%), 9/15/2024	3,840,913
9,427,356		MH Sub I LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +3.750%), 9/15/2024	9,459,786
6,000,000		MH Sub I LLC, Term Loan - 2nd Lien, 6.345% (1-month USLIBOR +6.250%), 2/12/2029	6,103,140
9,505,457		MPH Acquisition Holdings LLC, Term Loan - 1st Lien, Series B, 3.750% (3-month USLIBOR +2.750%), 6/7/2023	9,489,820
4,145,773		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +3.750%), 2/18/2028	4,157,568
4,185,393		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 2/18/2028	4,197,300
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 262,391		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series C, 4.750% (3-month USLIBOR +3.750%), 3/2/2028	$263,137
386,764		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series DD, 4.500% (3-month USLIBOR Unfunded +3.750%), 3/2/2028	387,864
2,000,000		National Mentor Holdings, Inc., Term Loan - 2nd Lien, 8.250% (3-month USLIBOR +7.250%), 3/2/2029	2,035,000
1,984,950		Navicure, Inc., Term Loan - 1st Lien, Series B, 4.104% (1-month USLIBOR +4.000%), 10/23/2026	1,991,153
4,488,756		Ortho-Clinical Diagnostics, Inc., Term Loan - 1st Lien, Series B, 3.088% (1-month USLIBOR +3.000%), 6/30/2025	4,490,372
11,771,560		Osteon Merger Subsidiary, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +3.750%), 2/14/2025	11,594,987
2,992,500		Packaging Coordinators Midco, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.500%), 11/30/2027	2,999,233
3,500,000		Pluto Acquisition I Inc., Term Loan - 1st Lien, 4.146% (3-month USLIBOR +4.000%), 6/20/2026	3,507,665
5,985,000		PPD, Inc., Term Loan - 1st Lien, Series B, 2.750% (1-month USLIBOR +2.250%), 1/13/2028	5,985,479
5,000,000		Radnet Management, Inc., 3.750% (3-month USLIBOR +3.000%), 4/23/2028	5,006,250
6,345,456		RegionalCare Hospital Partners Holdings, Inc., Term Loan - 1st Lien, Series B, 3.854% (1-month USLIBOR +3.750%), 11/16/2025	6,338,159
1,000,000		Signify Health, Inc., Term Loan - 1st Lien, Series B, 3.750% (3-month USLIBOR +3.250%), 6/16/2028	1,000,830
5,750,000		Sotera Health Holdings, LLC., Term Loan - 1st Lien, 3.250% (3-month USLIBOR +2.750%), 12/13/2026	5,736,832
14,578,524		Team Health Holdings, Inc., Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +2.750%), 2/6/2024	14,201,888
5,375,441		UIC Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 8/30/2024	5,389,847
995,000		UIC Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 8/30/2024	998,731
1,710,625		Vizient, Inc., Term Loan - 1st Lien, Series B6, 2.104% (1-month USLIBOR +2.000%), 5/6/2026	1,699,720
8,385,096		VVC Holding Corp., Term Loan - 1st Lien, Series B1, 4.409% (3-month USLIBOR +4.250%), 2/11/2026	8,419,181
		TOTAL	211,134,288
		Independent Energy—0.4%
7,000,000		Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR +9.000%), 11/1/2025	7,752,500
		Industrial - Other—3.0%
2,977,538		Alchemy Copyrights LLC., Term Loan - 1st Lien, Series B, 3.500% (1-month USLIBOR +3.000%), 3/10/2028	2,981,260
8,309,057		Altra Industrial Motion Corp., Term Loan - 1st Lien, Series B, 2.104% (1-month USLIBOR +2.000%), 10/1/2025	8,283,091
1,940,000		EPV Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.354% (1-month USLIBOR +3.250%), 3/9/2025	1,926,051
1,561,650		EPV Merger Subsidiary, Inc., Term Loan - 2nd Lien, 7.354% (1-month USLIBOR +7.250%), 3/9/2026	1,533,025
1,979,487		Excelitas Technologies, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 12/1/2024	1,982,456
5,638,082		Excelitas Technologies, Term Loan - 2nd Lien, 8.500% (3-month USLIBOR +7.500%), 12/1/2025	5,647,244
4,200,000		FCG Acquisitions, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.750%), 4/1/2028	4,209,849
800,000		FCG Acquisitions, Inc., Term Loan - 1st Lien, Series DD, 4.500% (3-month USLIBOR Unfunded +3.750%), 4/1/2028	1,084,136
1,500,000		FCG Acquisitions, Inc., Term Loan - 2nd Lien, 7.250% (3-month USLIBOR +6.750%), 3/16/2029	1,530,000
7,333,764		Filtration Group Corp., Term Loan - 1st Lien, 3.104% (1-month USLIBOR +3.000%), 3/29/2025	7,284,114
4,962,500		Filtration Group Corp., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +3.750%), 3/29/2025	4,974,286
2,895,105		Greenrock Finance, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.500%), 6/28/2024	2,877,011
5,000,000		Madison Iaq LLC, Term Loan - 1st Lien, 3.750% (3-month USLIBOR +3.250%), 6/16/2028	5,008,600
410,526		Resideo Funding, Inc., Term Loan - 1st Lien, 2.750% (1-month USLIBOR +2.250%), 2/8/2028	410,526
410,526		Resideo Funding, Inc., Term Loan - 1st Lien, 2.750% (2-month USLIBOR +2.250%), 2/8/2028	410,526
2,171,447		Resideo Funding, Inc., Term Loan - 1st Lien, 2.750% (3-month USLIBOR +2.250%), 2/8/2028	2,171,448
6,947,631		Vertical U.S. Newco, Inc., Term Loan - 1st Lien, Series B, 4.477% (6-month USLIBOR +4.250%), 7/31/2027	6,966,459
		TOTAL	59,280,082
		Insurance - P&C—4.6%
4,964,899		Alera Group Intermediate Holdings, Inc., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +4.000%), 8/1/2025	4,983,518
991,376		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Term Loan - 1st Lien, Series B3, 4.250% (1-month USLIBOR +3.750%), 10/8/2027	994,336
15,924,988		AmWINS Group, Inc., Term Loan - 1st Lien, Series B, 3.000% (1-month USLIBOR +2.250%), 2/19/2028	15,843,690
7,694,970		AssuredPartners, Inc., Term Loan - 1st Lien, Series B, 3.604% (1-month USLIBOR +3.500%), 2/13/2027	7,664,536
6,962,500		AssuredPartners, Inc., Term Loan - 1st Lien, Series B, 5.500% (1-month USLIBOR +4.500%), 2/13/2027	6,985,998
3,236,774		Asurion LLC, Term Loan - 1st Lien, Series B6, 3.104% (1-month USLIBOR +3.000%), 11/3/2023	3,223,633
4,835,079		Asurion LLC, Term Loan - 1st Lien, Series B7, 3.104% (1-month USLIBOR +3.000%), 11/3/2024	4,789,749
2,561,171		Asurion LLC, Term Loan - 1st Lien, Series B8, 3.354% (1-month USLIBOR +3.250%), 12/23/2026	2,535,163
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Insurance - P&C—continued
$ 3,990,000		Asurion LLC, Term Loan - 1st Lien, Series B9, 3.345% (1-month USLIBOR +3.250%), 7/31/2027	$3,949,262
5,000,000		Asurion LLC, Term Loan - 2nd Lien, Series B3, 5.354% (1-month USLIBOR +5.250%), 2/3/2028	5,046,875
6,770,491		Hub International Ltd., Term Loan - 1st Lien, Series B, 2.900% (3-month USLIBOR +2.750%), 4/25/2025	6,703,396
3,940,200		Hub International Ltd., Term Loan - 1st Lien, Series B, 4.000% (3-month USLIBOR +3.250%), 4/25/2025	3,945,440
11,142,569		NFP Corp., Term Loan - 1st Lien, Series B, 3.354% (1-month USLIBOR +3.250%), 2/13/2027	11,000,167
4,962,500		Ryan Specialty Group, Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +3.000%), 9/1/2027	4,971,805
5,357,742		USI, Inc./NY, Term Loan - 1st Lien, 3.147% (3-month USLIBOR +3.000%), 5/16/2024	5,314,210
2,462,520		USI, Inc./NY, Term Loan - 1st Lien, Series B, 3.397% (3-month USLIBOR +3.250%), 12/2/2026	2,443,177
		TOTAL	90,394,955
		Leisure—0.4%
1,917,791		AMC Entertainment Holdings, Inc., Term Loan - 1st Lien, Series B, 3.085% (1-month USLIBOR +3.000%), 4/22/2026	1,806,914
6,925,044		SeaWorld Entertainment, Inc., Term Loan - 1st Lien, Series B5, 3.750% (1-month USLIBOR +3.000%), 3/31/2024	6,886,090
		TOTAL	8,693,004
		Lodging—1.1%
7,399,258		Aimbridge Acquisition, Co., Term Loan - 1st Lien, Series B, 3.854% (1-month USLIBOR +3.750%), 2/1/2026	7,248,202
4,808,879		Four Seasons Hotels Ltd., Term Loan - 1st Lien, 2.104% (1-month USLIBOR +2.000%), 11/30/2023	4,799,189
6,431,137		Intrawest Resorts Holdings, Inc., Term Loan - 1st Lien, Series B, 5.500% (1-month USLIBOR +4.500%), 8/1/2026	6,455,286
2,866,737		Intrawest Resorts Holdings, Inc., Term Loan - 1st Lien, Series B1, 2.854% (1-month USLIBOR +2.750%), 7/31/2024	2,838,070
		TOTAL	21,340,747
		Media Entertainment—5.7%
3,874,859		AVSC Holding Corp., Term Loan - 1st Lien, Series B1, 4.000% (3-month USLIBOR +3.250%), 3/1/2025	3,573,686
1,485,098		AVSC Holding Corp., Term Loan - 1st Lien, Series B2, 5.500% (3-month USLIBOR +4.500%), 10/15/2026	1,409,781
3,000,000		AVSC Holding Corp., Term Loan - 2nd Lien, 8.250% (6-month USLIBOR +7.250%), 9/1/2025	2,445,000
1,622,885		CBS Radio, Inc., Term Loan - 1st Lien, 2.595% (1-month USLIBOR +2.500%), 11/18/2024	1,610,105
9,909,520		Clear Channel Outdoor Holdings, Inc., Term Loan, Series B, 3.685% (3-month USLIBOR +3.500%), 8/21/2026	9,686,556
7,231,677		Comet Bidco Ltd., Term Loan - 1st Lien, Series B, 6.000% (6-month USLIBOR +5.000%), 9/30/2024	6,864,091
6,280,522		Cumulus Media News Holdings, Inc., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +3.750%), 3/31/2026	6,301,405
2,456,250		Diamond Sports Group LLC / Diamond Sports Finance Co., Term Loan - 1st Lien, 3.360% (1-month USLIBOR +3.250%), 8/24/2026	1,498,325
962,500		E.W. Scripps Co., Term Loan - 1st Lien, Series B, 2.104% (1-month USLIBOR +2.000%), 10/2/2024	959,319
5,595,000		E.W. Scripps Co., Term Loan - 1st Lien, Series B3, 3.750% (1-month USLIBOR +3.000%), 1/7/2028	5,599,672
6,577,107		Emerald Expo Holdings, Inc., Term Loan - 1st Lien, Series B, 2.604% (1-month USLIBOR +2.500%), 5/22/2024	6,358,220
891,237		Entravision Communications Corp., Term Loan - 1st Lien, Series B, 2.854% (1-month USLIBOR +2.750%), 11/30/2024	884,553
11,894,887		iHeartCommunications, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 5/1/2026	11,918,677
7,000,000		Magnite, Inc., Term Loan - 1st Lien, 5.750% (3-month USLIBOR +5.000%), 4/1/2028	7,000,000
8,349,512		NEP/NCP Holdco, Inc., Term Loan - 1st Lien, 3.354% (3-month USLIBOR +3.250%), 10/20/2025	8,155,135
4,500,000		NEP/NCP Holdco, Inc., Term Loan - 2nd Lien, 7.104% (1-month USLIBOR +7.000%), 10/19/2026	4,432,500
482,764		Nexstar Broadcasting, Inc., Term Loan - 1st Lien, Series B3, 2.345% (1-month USLIBOR +2.250%), 1/17/2024	481,596
2,588,237		Nexstar Broadcasting, Inc., Term Loan - 1st Lien, Series B4, 2.592% (1-month USLIBOR +2.500%), 9/19/2026	2,585,533
685,653		Nielsen Finance LLC/Nielsen Finance Co., Term Loan - 1st Lien, Series B4, 2.081% (1-month USLIBOR +2.000%), 10/4/2023	685,653
526,866		Outfront Media Capital, LLC., Term Loan - 1st Lien, Series B, 1.840% (1-month USLIBOR +1.750%), 11/18/2026	519,126
10,293,231		Recorded Books, Inc., Term Loan - 1st Lien, Series B, 4.103% (1-month USLIBOR +4.000%), 8/31/2025	10,318,964
5,000,000		Sinclair Television Group, Term Loan - 1st Lien, Series B3, 3.110% (1-month USLIBOR +3.000%), 4/1/2028	4,968,750
6,407,850		Terrier Media Buyer, Inc., Term Loan - 1st Lien, Series B, 3.604% (1-month USLIBOR +3.500%), 12/17/2026	6,382,923
6,000,000		Univision Communications, Inc., Term Loan - 1st Lien, Series B, 4.000% (3-month USLIBOR +3.250%), 5/7/2028	5,987,520
1,855,239		WMG Acquisition Corp., Term Loan - 1st Lien, Series G, 2.229% (1-month USLIBOR +2.125%), 1/20/2028	1,843,643
		TOTAL	112,470,733
		Midstream—0.1%
3,000,000		DT Midstream, Inc., Term Loan - 1st Lien, Series B, 2.500% (3-month USLIBOR +2.000%), 6/10/2028	3,008,835
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Oil Field Services—0.0%
$ 843,373		Championx Corp., Term Loan - 1st Lien, 2.625% (1-month USLIBOR +2.500%), 5/9/2025	$841,265
		Packaging—2.2%
238,800		Anchor Glass Container Corp., Term Loan - 1st Lien, 6.000% (3-month USLIBOR +5.000%), 12/7/2023	217,308
166,667		Anchor Glass Container Corp., Term Loan - 2nd Lien, 8.750% (3-month USLIBOR +7.750%), 12/7/2024	87,768
2,615,028		Berry Global, Inc., Term Loan - 1st Lien, Series Z, 1.827% (1-month USLIBOR +1.750%), 7/1/2026	2,598,135
7,551,444		Bway Corp., Term Loan - 1st Lien, Series B, 3.354% (1-month USLIBOR +3.250%), 4/3/2024	7,383,311
14,468,750		Charter Nex US, Inc., Term Loan - 1st Lien, 4.500% (1-month USLIBOR +3.750%), 12/1/2027	14,520,765
4,882,095		Flex Acquisition Co., Inc., Term Loan - 1st Lien, 3.451% (3-month USLIBOR +3.250%), 6/29/2025	4,841,330
1,260,520		Flex Acquisition Co., Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.500%), 2/23/2028	1,256,581
15,444		Fortress Merger Sub., Inc., Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.000%), 10/19/2023	15,485
1,780,883		Fortress Merger Sub., Inc., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.000%), 10/19/2023	1,785,620
113,673		Fortress Merger Sub., Inc., Term Loan - 1st Lien, 5.100% (3-month USLIBOR +4.000%), 10/19/2023	113,975
2,000,000		Fortress Merger Sub., Inc., Term Loan - 2nd Lien, 9.500% (3-month USLIBOR +8.500%), 10/21/2024	1,997,500
2,985,000		Reynolds Group Holdings, Inc., Term Loan - 1st Lien, Series B2, 3.354% (1-month USLIBOR +3.250%), 2/5/2026	2,969,806
5,276,234		Trident TPI Holdings, Inc., Term Loan - 1st Lien, Series B1, 4.000% (3-month USLIBOR +3.000%), 10/17/2024	5,265,233
		TOTAL	43,052,817
		Pharmaceuticals—2.5%
12,008,160		Icon Luxembourg Sarl, Term Loan - 1st Lien, Series B, 3.000% (3-month USLIBOR +2.500%), 7/1/2028	12,041,002
2,991,840		Indigo Merger Sub, Inc., Term Loan - 1st Lien, 3.000% (3-month USLIBOR +2.500%), 7/1/2028	3,000,023
10,000,000		Jazz Pharmaceuticals Lux S.a.r.l., Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.500%), 4/22/2028	10,042,950
4,631,454	[2,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan - 1st Lien, Series B, 6.000% (6-month USLIBOR +5.250%), 9/24/2024	4,506,983
3,991,390	[2,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan - 1st Lien, Series B, 6.250% (1-month USLIBOR +5.500%), 2/24/2025	3,881,627
6,000,000		Organon & Co., Term Loan - 1st Lien, Series B, 3.500% (3-month USLIBOR +3.000%), 6/2/2028	6,013,770
10,758,811		Parexel International Corp., Term Loan - 1st Lien, Series B, 2.854% (1-month USLIBOR +2.750%), 9/27/2024	10,712,602
		TOTAL	50,198,957
		Restaurant—0.6%
4,807,390		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, Series B4, 1.854% (1-month USLIBOR +1.750%), 11/19/2026	4,749,556
6,965,000		IRB Holding Corp., Term Loan - 1st Lien, Series B, 4.250% (3-month USLIBOR +3.250%), 12/15/2027	6,973,184
		TOTAL	11,722,740
		Retailers—1.2%
7,481,250		Academy Ltd., Term Loan - 1st Lien, 4.500% (1-month USLIBOR +3.500%), 10/28/2027	7,529,205
4,987,500		Petco Health and Wellness Co., Inc., Term Loan - 1st Lien, Series B, 4.000% (3-month USLIBOR +3.250%), 3/4/2028	4,983,061
2,500,000		PetSmart, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 2/12/2028	2,505,000
9,917,462		Talbots, Inc., Term Loan - 1st Lien, Series B, 8.000% (3-month USLIBOR +7.000%), 11/28/2022	9,372,002
		TOTAL	24,389,268
		Services—1.4%
7,378,637		Emerald TopCo, Inc., Term Loan - 1st Lien, 3.685% (1-month USLIBOR +3.500%), 7/25/2026	7,346,355
3,982,519		GT Polaris, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 9/24/2027	3,994,964
3,203,910		Saber Merger Sub, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 10/29/2027	3,221,932
788,060		Service Logic Acquisition, Inc., Term Loan - 1st Lien, Series DD, 4.750% (3-month USLIBOR Unfunded +4.000%), 10/29/2027	792,493
6,789,443		USIC Holdings, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.500%), 5/14/2028	6,785,200
1,000,000		USIC Holdings, Inc., Term Loan - 2nd Lien, 7.250% (3-month USLIBOR +6.500%), 5/14/2029	1,020,000
3,972,481		Western Institutional Review Board, Inc., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.000%), 1/8/2027	3,990,476
		TOTAL	27,151,420
		Technology—16.3%
3,983,165		Aerial Merger Subsidiary, Inc., Term Loan - 2nd Lien, 9.000% (3-month USLIBOR +8.000%), 8/8/2025	3,839,891
8,761,700		Almonde, Inc., Term Loan - 1st Lien, 4.500% (6-month USLIBOR +3.500%), 6/13/2024	8,638,248
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 4,500,000		Almonde, Inc., Term Loan - 2nd Lien, 8.250% (6-month USLIBOR +7.250%), 6/13/2025	$4,557,668
7,738,165		Applied Systems, Inc., Term Loan - 1st Lien, 3.750% (3-month USLIBOR +3.000%), 9/19/2024	7,731,432
17,242		Applied Systems, Inc., Term Loan - 1st Lien, 5.500% (3-month USLIBOR +3.000%), 9/19/2024	17,227
5,000,000		Atlas Purchaser, Inc., Term Loan - 1st Lien, 6.000% (3-month USLIBOR +5.250%), 5/8/2028	4,930,200
1,000,000		Atlas Purchaser, Inc., Term Loan - 2nd Lien, 9.750% (3-month USLIBOR +9.000%), 5/7/2029	997,500
7,028,711		Banff Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.854% (1-month USLIBOR +3.750%), 10/2/2025	6,997,293
3,903,006		Barracuda Networks, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 2/12/2025	3,918,852
5,000,000		Barracuda Networks, Inc., Term Loan - 2nd Lien, 7.500% (3-month USLIBOR +6.750%), 10/30/2028	5,107,825
4,887,500		BCPE Rover Merger Sub, Inc., Term Loan - 1st Lien, 4.354% (1-month USLIBOR +4.250%), 11/28/2025	4,806,172
4,185,500		Cambium Learning Group, Inc., Term Loan - 1st Lien, Series B, 5.250% (3-month USLIBOR +4.500%), 12/18/2025	4,214,276
7,294,436		CCC Information Services, Inc., Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.000%), 4/27/2024	7,302,387
2,947,500		CommScope, Inc., Term Loan - 1st Lien, Series B, 3.354% (1-month USLIBOR +3.250%), 4/4/2026	2,938,820
5,000,000		CoreLogic, Inc., Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.500%), 6/2/2028	4,993,125
1,989,924		Dcert Buyer, Inc., Term Loan - 1st Lien, Series B, 4.104% (1-month USLIBOR +4.000%), 10/16/2026	1,994,899
2,000,000		Dcert Buyer, Inc., Term Loan - 2nd Lien, 7.104% (1-month USLIBOR +7.000%), 2/16/2029	2,023,340
5,282,045		Diebold, Inc., Term Loan - 1st Lien, Series B, 2.875% (1-month USLIBOR +2.750%), 11/6/2023	5,209,417
6,926,425		Dun & Bradstreet Corp., Term Loan - 1st Lien, Series B, 3.345% (1-month USLIBOR +3.250%), 2/8/2026	6,901,524
2,986,954		Dynatrace LLC, Term Loan - 1st Lien, 2.354% (1-month USLIBOR +2.250%), 8/23/2025	2,976,933
5,000,000		E2open LLC, Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.500%), 2/4/2028	5,011,725
4,962,500		Epicor Software Corp., Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.250%), 7/31/2027	4,962,971
3,960,000		Fiserv Investment Solutions, Inc., Term Loan - 1st Lien, Series B, 4.155% (3-month USLIBOR +4.000%), 2/18/2027	3,971,880
1,477,467		Gigamon, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 12/27/2024	1,483,008
4,962,500		GlobalLogic Holdings, Inc., Term Loan - 1st Lien, Series B2, 4.500% (1-month USLIBOR +3.750%), 9/14/2027	4,977,239
3,960,000		Go Daddy Operating Co. LLC, Term Loan - 1st Lien, Series B4, 2.104% (1-month USLIBOR +2.000%), 8/10/2027	3,940,200
5,985,000		Greeneden U.S. Holdings II LLC, Term Loan - 1st Lien, Series B4, 4.750% (1-month USLIBOR +4.000%), 12/1/2027	6,006,396
8,247,545		Hyland Software, Inc., Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.500%), 7/1/2024	8,272,453
6,280,000		Hyland Software, Inc., Term Loan - 2nd Lien, 7.000% (1-month USLIBOR +6.250%), 7/10/2025	6,329,706
2,960,025		Informatica Corp., Term Loan - 1st Lien, Series B, 3.354% (1-month USLIBOR +3.250%), 2/25/2027	2,946,572
2,750,000		Informatica LLC, Term Loan - 2nd Lien, 7.125%, 2/25/2025	2,817,031
4,660,261		Inovalon Holdings, Inc., Term Loan - 1st Lien, Series B1, 2.875% (1-month USLIBOR +2.750%), 4/2/2025	4,638,544
4,488,750		Ivanti Software, Inc., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.000%), 12/1/2027	4,475,665
7,980,000		Ivanti Software, Inc., Term Loan - 1st Lien, Series B, 5.750% (3-month USLIBOR +4.750%), 12/1/2027	8,003,820
10,945,000		LogMeIn, Inc., Term Loan - 1st Lien, Series B, 4.827% (1-month USLIBOR +4.750%), 8/31/2027	10,940,731
223,307		Marcel Bidco LLC, Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 12/31/2027	223,586
12,942,481		Milano Acquisition Corp., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.000%), 10/1/2027	13,007,194
4,962,500		Mitchell International, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.250%), 12/1/2024	4,992,622
6,916,404		MLN US Holdco LLC, Term Loan - 1st Lien, 4.585% (1-month USLIBOR +4.500%), 11/30/2025	6,365,720
1,000,000		MLN US Holdco LLC, Term Loan - 2nd Lien, 8.835% (1-month USLIBOR +8.750%), 11/30/2026	580,190
2,930,050		NCR Corp., Term Loan, 2.690% (3-month USLIBOR +2.500%), 8/28/2026	2,904,412
6,376,555		NeuStar, Inc., Term Loan - 1st Lien, Series B4, 4.500% (3-month USLIBOR +3.500%), 8/8/2024	6,238,215
2,964,950		Nexus Buyer LLC, Term Loan - 1st Lien, Series B, 3.840% (1-month USLIBOR +3.750%), 11/8/2026	2,963,096
1,363,607		ON Semiconductor Corp., Term Loan - 1st Lien, Series B, 2.104% (1-month USLIBOR +2.000%), 9/19/2026	1,359,987
2,316,402		Optiv Security, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 2/1/2024	2,273,294
2,000,000		Optiv Security, Inc., Term Loan - 2nd Lien, 8.250% (3-month USLIBOR +7.250%), 2/1/2025	1,963,000
7,960,000		Planview Parent, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 12/18/2027	7,986,149
2,940,225		Project Alpha Intermediate Holding, Inc., Term Loan - 1st Lien, Series B, 4.110% (1-month USLIBOR +4.000%), 4/26/2024	2,948,090
2,500,000		Project Boost Purchaser, LLC, Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.500%), 5/30/2026	2,500,013
5,158,741		Project Boost Purchaser, LLC, Term Loan - 1st Lien, Series B, 3.604% (1-month USLIBOR +3.500%), 5/30/2026	5,133,669
2,977,500		Project Boost Purchaser, LLC, Term Loan - 1st Lien, Series B, 5.000% (1-month USLIBOR +4.250%), 5/30/2026	2,980,760
5,885,500		Project Leopard Holdings, Inc., Term Loan - 1st Lien, 5.750% (3-month USLIBOR +4.750%), 7/7/2023	5,914,869
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 5,985,000		Rackspace Technology, Inc., Term Loan - 1st Lien, 3.500% (3-month USLIBOR +2.750%), 2/15/2028	$5,959,983
4,895,562		RL Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.343% (1-month USLIBOR +3.250%), 5/30/2025	4,851,844
3,500,000		RL Merger Subsidiary, Inc., Term Loan - 2nd Lien, 7.104% (1-month USLIBOR +7.000%), 5/29/2026	3,511,375
3,000,000		Rocket Software, Inc., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.250%), 11/28/2025	2,950,875
1,455,300		RP Crown Parent LLC, Term Loan - 1st Lien, Series B1, 4.000% (1-month USLIBOR +3.000%), 1/30/2026	1,457,119
2,947,500		S2P Acquisition Borrower, Inc., Term Loan - 1st Lien, 3.854% (1-month USLIBOR +3.750%), 8/14/2026	2,953,336
1,085,087		Science Applications International Corp., Term Loan - 1st Lien, Series B, 1.979% (1-month USLIBOR +1.875%), 3/13/2027	1,083,562
1,950,000		Severin Acquisition LLC, Term Loan - 1st Lien, Series B, 3.331% (1-month USLIBOR +3.000%), 8/1/2025	1,941,986
1,492,500		Sophia LP, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 10/7/2027	1,495,612
5,955,000		Tech Data Corp., Term Loan - 1st Lien, 5.604% (1-month USLIBOR +5.500%), 7/1/2025	5,994,690
4,661,538		Tempo Acquisition LLC, Term Loan - 1st Lien, Series B-EXT, 3.750% (1-month USLIBOR +3.250%), 10/31/2026	4,673,192
9,463,251		Tibco Software, Inc., Term Loan - 1st Lien, Series B3, 3.860% (1-month USLIBOR +3.750%), 6/30/2026	9,451,422
5,000,000		Tibco Software, Inc., Term Loan - 2nd Lien, 7.360% (1-month USLIBOR +7.250%), 3/4/2028	5,086,725
3,422,469		Trans Union LLC, Term Loan - 1st Lien, Series B5, 1.854% (1-month USLIBOR +1.750%), 11/15/2026	3,403,457
5,460,062		Ultimate Software Group, Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.250%), 5/3/2026	5,473,467
2,441,364		Ultimate Software Group, Inc., Term Loan - 1st Lien, Series B, 3.854% (1-month USLIBOR +3.750%), 5/3/2026	2,445,942
1,000,000		Ultimate Software Group, Inc., Term Loan - 2nd Lien, 7.500% (3-month USLIBOR +6.750%), 5/3/2027	1,020,415
6,947,587		Veritas U.S., Inc., Term Loan - 1st Lien, Series B, 6.000% (3-month USLIBOR +5.000%), 9/1/2025	7,001,431
7,416,175		VS Buyer, LLC, Term Loan - 1st Lien, Series B, 3.104% (1-month USLIBOR +3.000%), 3/2/2027	7,404,605
2,985,000		Weld North Education LLC, Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 12/21/2027	2,992,463
		TOTAL	320,363,337
		Transportation Services—0.8%
1,000,000		Delta Air Lines, Inc., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +3.750%), 10/20/2027	1,057,565
3,950,000		Genesee & Wyoming, Inc., Term Loan - 1st Lien, 2.147% (3-month USLIBOR +2.000%), 12/30/2026	3,927,781
2,962,613		Hercules Merger Sub LLC, Term Loan - 1st Lien, Series B, 2.354% (1-month USLIBOR +2.250%), 11/1/2026	2,945,948
6,982,500		United Airlines, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 4/21/2028	7,083,851
		TOTAL	15,015,145
		Utility - Electric—0.6%
3,567,568		Calpine Construction Finance Co., Term Loan - 1st Lien, Series B, 2.104% (1-month USLIBOR +2.000%), 1/15/2025	3,529,663
6,965,000		Calpine Corp., Term Loan - 1st Lien, Series B5, 2.610% (1-month USLIBOR +2.500%), 12/16/2027	6,927,876
328,272		Vistra Operations Co., LLC, Term Loan - 1st Lien, Series B3, 1.832% (1-month USLIBOR +1.750%), 12/31/2025	326,364
1,348,207		Vistra Operations Co., LLC, Term Loan - 1st Lien, Series B3, 1.854% (1-month USLIBOR +1.750%), 12/31/2025	1,340,367
		TOTAL	12,124,270
		Wireless Communications—0.5%
3,929,188		Iridium Satellite LLC, Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +2.750%), 11/4/2026	3,940,917
6,444,659		TITAN ACQUISITION CO. NEW, Term Loan - 1st Lien, 4.147% (3-month USLIBOR +4.000%), 5/1/2026	6,440,663
		TOTAL	10,381,580
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $1,403,618,808)	1,415,418,430
		CORPORATE BONDS—14.9%
		Aerospace/Defense—0.5%
2,000,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	2,330,600
3,000,000		TransDigm, Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2025	3,249,870
2,000,000		TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	2,074,440
1,250,000		TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,304,687
		TOTAL	8,959,597
		Airlines—0.3%
2,975,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	3,153,500
2,425,000		Hawaiian Brand Intellect, Sec. Fac. Bond, 144A, 5.750%, 1/20/2026	2,606,536
		TOTAL	5,760,036
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Automotive—0.4%
$ 3,000,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	$3,082,350
4,000,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	4,154,400
	TOTAL	7,236,750
	Building Materials—0.5%
3,500,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	3,582,355
2,500,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	2,679,087
3,475,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	3,607,780
	TOTAL	9,869,222
	Chemicals—0.4%
250,000	INEOS Quattro Finance 2, Sec. Fac. Bond, 144A, 3.375%, 1/15/2026	253,620
1,125,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,164,954
7,200,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	7,223,544
	TOTAL	8,642,118
	Consumer Cyclical Services—0.7%
4,750,000	Allied Universal Holdings Co. LLC/ Allied Universal Finance Corp., Sec. Fac. Bond, 144A, 4.625%, 6/1/2028	4,765,405
5,625,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	5,664,460
4,000,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	3,855,020
	TOTAL	14,284,885
	Consumer Products—0.3%
4,000,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	4,101,620
1,100,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	1,168,200
	TOTAL	5,269,820
	Diversified Manufacturing—0.2%
750,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	793,500
2,075,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	2,245,046
	TOTAL	3,038,546
	Finance Companies—0.3%
5,150,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	5,348,095
	Gaming—1.2%
1,200,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,277,814
1,925,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	2,042,906
2,000,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	2,144,930
16,000,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	16,738,400
2,000,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	2,188,400
	TOTAL	24,392,450
	Health Care—2.3%
900,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	962,591
425,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	440,011
3,675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	3,890,870
6,000,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	6,472,590
2,875,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,963,406
3,400,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	3,631,948
4,525,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	4,586,087
7,000,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	7,432,215
10,000,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	10,062,350
2,750,000	Tenet Healthcare Corp., 144A, 4.625%, 9/1/2024	2,827,990
1,500,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,622,085
1,000,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	1,068,490
	TOTAL	45,960,633
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—1.4%
$ 5,750,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	$5,892,140
1,500,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	1,708,125
775,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	819,795
2,000,000	EQT Corp., Sr. Unsecd. Note, 7.625%, 2/1/2025	2,335,580
650,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	678,587
2,000,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	2,227,550
3,150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	3,776,157
4,000,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	4,145,000
6,000,000	Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	6,625,500
	TOTAL	28,208,434
	Industrial - Other—0.4%
4,000,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	4,045,000
1,300,000	Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	1,369,277
2,475,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	2,611,125
	TOTAL	8,025,402
	Insurance - P&C—0.4%
4,000,000	NFP Corp., Sec. Fac. Bond, 4.875%, 8/15/2028	4,070,120
4,000,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	4,222,920
	TOTAL	8,293,040
	Leisure—0.5%
4,000,000	Live Nation Entertainment, Inc., Sec. Fac. Bond, 144A, 3.750%, 1/15/2028	4,023,440
5,000,000	Live Nation Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 5/15/2027	5,563,875
1,250,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	1,296,875
	TOTAL	10,884,190
	Media Entertainment—0.9%
6,000,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	6,262,320
3,403,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	3,564,829
3,000,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	3,197,250
4,000,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	4,265,000
875,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	937,344
	TOTAL	18,226,743
	Metals & Mining—0.5%
7,126,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 4.500%, 4/1/2026	7,161,630
1,725,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	1,839,281
	TOTAL	9,000,911
	Midstream—0.8%
4,000,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	4,172,180
3,375,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	3,783,037
3,000,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	3,118,545
2,275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,479,352
1,275,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	1,341,938
575,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	610,219
	TOTAL	15,505,271
	Oil Field Services—0.1%
2,000,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	2,099,860
	Packaging—0.2%
3,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	3,157,500
	Pharmaceuticals—0.9%
1,875,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	1,921,406
6,785,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	6,963,106
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$ 4,000,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	$2,702,600
2,875,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	2,821,094
875,000		Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	893,419
2,000,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	2,047,330
		TOTAL	17,348,955
		Retailers—0.4%
5,350,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	5,717,813
3,000,000		Petsmart, Inc./Petsmart Fi, Term Loan - 1st Lien, 144A, 4.750%, 2/15/2028	3,120,000
		TOTAL	8,837,813
		Technology—0.9%
3,000,000		Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	3,218,070
2,275,000		Clarivate Science Holdings Corp., Sec. Fac. Bond, 144A, 3.875%, 6/30/2028	2,298,569
2,800,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	3,113,418
1,525,000		Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	1,601,502
2,250,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	2,385,281
350,000		NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	383,425
4,000,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	3,974,640
		TOTAL	16,974,905
		Transportation Services—0.4%
3,000,000		Delta Air Line, Inc. / SkyMiles IP Ltd., Sec. Fac. Bond, 144A, 4.750%, 10/20/2028	3,337,698
4,700,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	4,905,625
		TOTAL	8,243,323
		TOTAL CORPORATE BONDS (IDENTIFIED COST $283,435,825)	293,568,499
	[1]	ASSET-BACKED SECURITIES—3.3%
		Finance Companies—3.3%
2,000,000		Anchorage Capital CLO, LTD. 2020-15A, Class ER, 7.546% (3-month USLIBOR +7.400%), 7/20/2034	2,001,000
2,000,000		Anchorage Capital CLO, Ltd., 2020-15A, Class A, 2.038% (3-month USLIBOR +1.850%), 7/20/2031	2,002,953
1,000,000		Anchorage Capital CLO, Ltd., 2020-15A, Class B1, 2.638% (3-month USLIBOR +2.450%), 7/20/2031	1,002,851
2,000,000		Anchorage Capital CLO, Ltd., 2020-15A, Class DR, 3.546% (3-month USLIBOR +3.400%), 7/20/2034	2,001,000
1,600,000		Ballyrock Ltd., 2020-14A, Class C, 3.796% (3-month USLIBOR +3.600%), 1/20/2034	1,617,693
2,000,000		Battalion CLO, Ltd., 2020-18A, Class B, 2.484% (3-month USLIBOR +2.300%), 10/15/2032	2,010,980
2,500,000		Dryden Senior Loan Fund 2018-61A, Class DR, 3.290% (3-month USLIBOR +3.100%), 1/17/2032	2,501,392
2,250,000		Dryden Senior Loan Fund 2021-87A, Class D, 3.096% (3-month USLIBOR +2.950%), 5/20/2034	2,254,514
2,000,000		Dryden Senior Loan Fund 2021-87A, Class E, 6.296% (3-month USLIBOR +6.150%), 5/20/2034	2,000,800
750,000		GoldenTree Loan Management US 2020-7A, Class CR, 2.238% (3-month USLIBOR +2.050%), 4/20/2034	751,042
3,500,000		GoldenTree Loan Management US 2020-7A, Class DR, 3.338% (3-month USLIBOR +3.150%), 4/20/2034	3,504,802
1,000,000		Magnetite CLO, Ltd., 2020-28A, Class C, 2.526% (3-month USLIBOR +2.350%), 10/25/2031	1,007,024
700,000		Magnetite CLO, Ltd., 2020-28A, Class D, 3.676% (3-month USLIBOR +3.500%), 10/25/2031	704,034
1,000,000		Magnetite CLO, Ltd., 2021-31A, Class D, 3.146% (3-month USLIBOR +3.000%), 7/15/2034	1,000,500
3,000,000		Magnetite CLO, Ltd., 2021-31A, Class E, 6.146% (3-month USLIBOR +6.000%), 7/15/2034	3,001,500
1,250,000		Neuberger Berman CLO, Ltd., 2020-38A, Class B, 1.888% (3-month USLIBOR +1.700%), 10/20/2032	1,252,481
1,500,000		Neuberger Berman CLO, Ltd., 2020-38A, Class C, 2.538% (3-month USLIBOR +2.350%), 10/20/2032	1,506,022
1,250,000		Neuberger Berman CLO, Ltd., 2020-39A, Class C, 2.438% (3-month USLIBOR +2.250%), 1/20/2032	1,255,644
1,000,000		Neuberger Berman CLO, Ltd., 2020-39A, Class D, 3.788% (3-month USLIBOR +3.600%), 1/20/2032	1,006,481
2,500,000		OCP CLO, Ltd., 2019-16A, Class DR, 3.338% (3-month USLIBOR +3.150%), 4/10/2033	2,507,291
1,000,000		OCP CLO, Ltd., 2020-18A, Class CR, 2.110% (3-month USLIBOR +1.950%), 7/20/2032	1,000,902
2,750,000		OCP CLO, Ltd., 2020-18A, Class DR, 3.360% (3-month USLIBOR +3.200%), 7/20/2032	2,756,314
2,750,000		OCP CLO, Ltd., 2020-8RA, Class C, 3.970% (3-month USLIBOR +3.750%), 1/17/2032	2,770,183
600,000		Palmer Square Loan Funding 2020-3A, Class C, 4.118% (3-month USLIBOR +3.930%), 7/20/2028	602,172
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—continued
		Finance Companies—continued
$ 3,000,000		Parallel Ltd., 2020-1A, Class A1, 2.013% (3-month USLIBOR +1.825%), 7/20/2031	$3,004,486
3,000,000		Parallel Ltd., 2020-1A, Class A2, 2.588% (3-month USLIBOR +2.400%), 7/20/2031	3,008,155
1,000,000		Parallel Ltd., 2020-1A, Class CR, 3.546% (3-month USLIBOR +3.400%), 7/20/2034	1,000,394
2,000,000		Parallel Ltd., 2020-1A, Class DR, 6.646% (3-month USLIBOR +6.500%), 7/20/2034	2,000,788
3,500,000		Parallel Ltd., 2021-1A, Class D, 3.582% (3-month USLIBOR +3.450%), 7/15/2034	3,501,704
950,000		Parallel Ltd., 2021-1A, Class E, 6.602% (3-month USLIBOR +6.750%), 7/15/2034	955,702
1,250,000		Pikes Peak CLO, Ltd., 2021-7A, Class D, 3.588% (3-month USLIBOR +3.400%), 2/25/2034	1,259,101
1,000,000		Rockland Park CLO, Ltd., 2021-1A, Class C, 2.046% (3-month USLIBOR +1.900%), 4/20/2034	997,561
2,000,000		Rockland Park CLO, Ltd., 2021-1A, Class E, 6.396% (3-month USLIBOR +6.250%), 4/20/2034	2,011,587
3,250,000		Symphony CLO, Ltd., 2016 - 18A, Class DR, 7.216% (3-month USLIBOR +3.250%), 7/23/2033	3,251,287
2,000,000		Symphony CLO, Ltd., 2016 - 18A, Class ER, 3.396% (3-month USLIBOR +7.070%), 7/23/2033	1,981,206
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $64,781,000)	64,991,546
		COMMON STOCKS—0.1%
		Consumer Cyclical Services—0.0%
46,202	[3]	Constellis Holdings LLC	184,808
		Midstream—0.1%
31,464	[3]	Summit Midstream Partners LP	955,876
		TOTAL COMMON STOCKS (IDENTIFIED COST $674,294)	1,140,684
		WARRANT—0.0%
		Health Care—0.0%
148	[3,4]	Carestream Health, Inc., Warrants, 2/9/2026 (IDENTIFIED COST $0)	1
		EXCHANGE-TRADED FUNDS—8.6%
3,508,000		Invesco Senior Loan ETF	77,702,200
1,975,000		SPDR Blackstone Senior Loan ET	91,422,750
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $166,795,667)	169,124,950
		INVESTMENT COMPANY—5.2%
103,382,017		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[5] (IDENTIFIED COST $103,387,098)	103,423,369
		TOTAL INVESTMENT IN SECURITIES—104.0% (IDENTIFIED COST $2,022,692,692)[6]	2,047,667,479
		OTHER ASSETS AND LIABILITIES - NET—(4.0)%[7]	(79,362,707)
		TOTAL NET ASSETS—100%	$1,968,304,772
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2020	$163,403,464
Purchases at Cost	$900,980,589
Proceeds from Sales	$(960,896,900)
Change in Unrealized Appreciation/Depreciation	$(44,240)
Net Realized Gain/(Loss)	$(19,544)
Value as of 6/30/2021	$103,423,369
Shares Held as of 6/30/2021	103,382,017
Dividend Income	$168,495
Annual Shareholder Report

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Issuer in default.
3	Non-income-producing security.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $2,020,870,082.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$1,415,418,430	$—	$1,415,418,430
Corporate Bonds	—	293,568,499	—	293,568,499
Asset-Backed Securities	—	64,991,546	—	64,991,546
Warrant	—	—	1	1
Exchange-Traded Funds	169,124,950	—	—	169,124,950
Equity Securities:
Common Stocks
Domestic	1,140,684	—	—	1,140,684
Investment Company	103,423,369	—	—	103,423,369
TOTAL SECURITIES	$273,689,003	$1,773,978,475	$1	$2,047,667,479

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended June 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.14	$9.83	$10.02	$10.12	$9.90
Income From Investment Operations:
Net investment income (loss)	0.43	0.49	0.59	0.53	0.49
Net realized and unrealized gain (loss)	0.52	(0.69)	(0.20)	(0.10)	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.95	(0.20)	0.39	0.43	0.71
Less Distributions:
Distributions from net investment income	(0.40)	(0.49)	(0.58)	(0.53)	(0.49)
Net Asset Value, End of Period	$9.69	$9.14	$9.83	$10.02	$10.12
Total Return[1]	10.50%	(2.15)%	4.02%	4.32%	7.31%
Ratios to Average Net Assets:
Net expenses[2]	0.05%	0.06%	0.06%	0.05%	0.08%
Net investment income	4.47%	5.22%	5.98%	5.27%	4.90%
Expense waiver/reimbursement[3]	—%	—%	—%	—%	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,968,305	$1,148,240	$1,043,884	$927,849	$793,870
Portfolio turnover	31%	43%	38%	31%	39%

1	Based on net asset value.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2021

Assets:
Investment in securities, at value including $103,423,369 of investments in an affiliated holding* (identified cost $2,022,692,692)	$2,047,667,479
Cash	932,230
Income receivable	12,695,132
Income receivable from an affiliated holding	4,029
Receivable for investments sold	12,863,152
Total Assets	2,074,162,022
Liabilities:
Payable for investments purchased	103,815,983
Income distribution payable	1,834,537
Accrued expenses (Note 5)	206,730
Total Liabilities	105,857,250
Net assets for 203,163,399 shares outstanding	$1,968,304,772
Net Assets Consist of:
Paid-in capital	$2,015,023,176
Total distributable earnings (loss)	(46,718,404)
Total Net Assets	$1,968,304,772
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,968,304,772 ÷ 203,163,399 shares outstanding, no par value, unlimited shares authorized	$9.69

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended June 30, 2021

Investment Income:
Interest	$66,187,926
Dividends (including $168,495 received from an affiliated holding*)	4,007,342
TOTAL INCOME	70,195,268
Expenses:
Administrative fee (Note 5)	4,208
Custodian fees	46,900
Transfer agent fees	92,287
Directors’/Trustees’ fees (Note 5)	7,670
Auditing fees	36,301
Legal fees	11,533
Portfolio accounting fees	470,554
Share registration costs	1,273
Printing and postage	19,108
Miscellaneous (Note 5)	27,930
TOTAL EXPENSES	717,764
Net investment income	69,477,504
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(19,544) on sales of investments in an affiliated holding*)	1,743,569
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(44,240) of investments in an affiliated holding*)	76,103,106
Net realized and unrealized gain (loss) on investments	77,846,675
Change in net assets resulting from operations	$147,324,179

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended June 30	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$69,477,504	$56,589,834
Net realized gain (loss)	1,743,569	(66,522,789)
Net change in unrealized appreciation/depreciation	76,103,106	(29,198,230)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	147,324,179	(39,131,185)
Distributions to Shareholders	(64,845,212)	(55,191,113)
Share Transactions:
Proceeds from sale of shares	978,208,250	589,153,851
Net asset value of shares issued to shareholders in payment of distributions declared	44,858,187	21,483,001
Cost of shares redeemed	(285,480,181)	(411,958,657)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	737,586,256	198,678,195
Change in net assets	820,065,223	104,355,897
Net Assets:
Beginning of period	1,148,239,549	1,043,883,652
End of period	$1,968,304,772	$1,148,239,549
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
June 30, 2021
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
Prior to August 28, 2020, the name of the Fund was Federated Bank Loan Core Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon
Annual Shareholder Report

demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 6/30/2021	Year Ended 6/30/2020
Shares sold	103,103,118	62,467,458
Shares issued to shareholders in payment of distributions declared	4,692,574	2,271,073
Shares redeemed	(30,279,230)	(45,244,765)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	77,516,462	19,493,766
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$64,845,212	$55,191,113
As of June 30, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,768,482
Net unrealized appreciation	$26,797,397
Capital loss carryforwards	$(75,284,283)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales, assignment fees and discount accretion/premium amortization on debt securities.
At June 30, 2021, the cost of investments for federal tax purposes was $2,020,870,082. The net unrealized appreciation of investments for federal tax purposes was $26,797,397. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,558,842 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,761,445.
As of June 30, 2021, the Fund had a capital loss carryforward of $75,284,283 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$10,728,354	$64,555,929	$75,284,283
The Fund used capital loss carryforwards of $654,814 to offset capital gains realized during the year ended June 30, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Annual Shareholder Report

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2021, were as follows:
Purchases	$1,238,916,686
Sales	$452,701,843
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2021, the Fund had no outstanding loans. During the year ended June 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2021, there were no outstanding loans. During the year ended June 30, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 on the financial statements.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF FEDERATED HERMES CORE TRUSt and shareholders of Bank loan Core fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Bank Loan Core Fund (formerly, Federated Bank Loan Core Fund) (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of June 30, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at June 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
August 24, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,032.60	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.55	$0.25

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised four portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: June 2006
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

John B. Fisher* Birth Date: May 16, 1956 President and Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated
Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities
Corp.; Director, Federated Services Company; Director, Federated Hermes, Inc.; Chairman and Director, Southpointe
Distribution Services, Inc. and President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee,
Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; and Director and Vice Chair, Our Campaign for the Church Alive!, Inc.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s
Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and
Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management,
Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Senior Vice President for Legal Affairs,
General Counsel and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior
Counsel of Environment, Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated
Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company;
Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology,
Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

B. Anthony Delserone, Jr. Birth Date: July 2, 1960 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: inception, in August 2010
Principal Occupations: B. Anthony Delserone, Jr., has been the Fund’s Portfolio Manager since inception, in August 2010. He is Vice President of the Trust with respect to the Fund. Mr. Delserone joined Federated in 1998 and has been a Senior
Portfolio Manager since 2002. In 1999, Mr. Delserone was a Portfolio Manager and a Vice President of the Fund’s Adviser.
From 1998 through 1999, Mr. Delserone was a Senior Investment Analyst and an Assistant Vice President of the Fund’s
Adviser. Mr. Delserone has received the Chartered Financial Analyst designation, a B.B.A. from The College of William and
Mary in Virginia and an M.B.A. in Finance from the Sellinger School of Business, Loyola College of Maryland.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mark E. Durbiano Birth Date: September 21, 1959 Vice President Officer since: November 1998 Portfolio Manager since: inception, in August 2010
Principal Occupations: Mark E. Durbiano has been the Fund’s Portfolio Manager since inception, in August 2010. He is Vice
President of the Trust with respect to the Fund Mr Durbiano joined Federated in 1982 and has been a Senior Portfolio
Manager and a Senior Vice President of the Fund’s Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a
Portfolio Manager and a Vice President of the Fund’s Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Bank Loan Core Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s fees and expenses, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund underperformed its benchmark index. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds (excluding the Fund), the Board received information generally covering not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with no advisory fee, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Bank Loan Core Fund (the “Fund” and collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund established an HLIM during the Period, information regarding the methodology in determining the HLIM and whether the HLIM continues to be appropriate, including whether the Fund has invested below its HLIM and the operation of the procedures for monitoring this limit and for responding to any shortfall, and the fact that based on this review the Administrator did not recommend any changes to the HLIM; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Bank Loan Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804
Q450825 (8/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $140,800

Fiscal year ended 2020 - $142,600

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $40,729 and $39,463 respectively. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2020- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $54,938

Fiscal year ended 2020 - $139,678

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date August 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 23, 2021